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               CONVERTIBLE SECURITIES MERGER INTO HARBOR FUND Q&A

Q.   WHY HAS THIS MERGER BEEN RECOMMENDED?
A. As with many closed-end investment companies, Van Kampen Convertible Securities Fund's shares have traded at a discount to their net asset value. The reorganization would eliminate this discount for Van Kampen Convertible Securities Fund shareholders and allow shareholder to convert their shares, at net asset value, into Class A Shares of the Harbor Fund. The Board of Trustees of the Fund believes that the reorganization will provide its shareholders with the benefits of the open-end investment company form of organization, while also providing shareholders with potential economies of scale and other benefits combining with a larger, existing open-end fund that has substantially similar investment objectives and policies and is managed by the same portfolio management team.
     For instance,

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  COMMON GROUND         CONVERTIBLE SECURITIES                 HARBOR
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PORTFOLIO MANAGER   Christine Drusch                  Christine Drusch
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INVESTMENT          Objective is to seek current      Objective is to seek to
OBJECTIVE           income and capital preservation.  provide current income,
                                                      capital appreciation and
                                                      conservation of capital.
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INVESTMENT          Invests at least 65% of total     Invests principally in a
STRATEGIES          assets in securities that are     portfolio of debt
                    convertible into common stock     securities, primarily
                    or have other equity features.    convertible equity bonds
                                                      and convertible
                                                      preferred stocks.
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PORTFOLIO
CHARACTERISTICS     BETA: 1.2                         BETA: 1.2
                    NUMBER OF SECURITIES: 93          NUMBER OF SECURITIES: 94
                    TOP 5 HOLDINGS:                   TOP 5 HOLDINGS:
                      Comverse Technology               Comverse Technology
                      LSI Logic Corp                    LSI Logic Corp
                      Veritas Software                  Veritas Software
                      Enron Corp                        Siebel Systems
                      America Online                    Calpine Corp
                      (as of 5/31/00)                   (as of 5/31/00)
                    ASSET ALLOCATION:                 ASSET ALLOCATION:
                      Convertible-76%                   Convertible-70%
                      Common & Preferred-16.8%          Common & Preferred-15.6%
                      Cash-7%                           Cash-14.2%
                      (as of 5/31/00)                   (as of 5/31/00)
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         .
Q.   WILL SHAREHOLDERS BE ABLE TO VOTE ON THE MERGER/REORGANIZATION?
A. Yes, the reorganization is subject to approval by the shareholders of the Convertible Securities Fund, but not the Van Kampen Harbor
     Fund shareholders.

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Q.   IF I VOTE NO, AND THE MERGER IS APPROVED, WHAT ARE MY OPTIONS?
A. Assuming the merger is approved, the conversion will take place shortly thereafter. Once the conversion is completed, you will hold Class A Shares of the Harbor Fund and may choose to continue to hold such shares or you may choose to liquidate your account. If you choose to continue to hold your shares you will be sent a New Investors pamphlet explaining in more detail the options you have in an open-end investment company structure. Redeeming your account is a personal decision that can only be made by you. It should be noted that such a redemption will ordinarily be a taxable event. Accordingly, we suggest you consult with your financial and tax advisor.

Q.   HOW WILL I BENEFIT FROM THIS MERGER?
A.   If the plan is approved, the benefits to you would be:

     - Elimination of the market discount, if any, with respect to shares of the Convertible Securities Fund; o The potential realization of economies of scale;
     - The advantages of an open-end investment company structure such as,
       - ability to buy and sell shares daily at net asset value
       - accessibility to other open-end funds through the exchange feature
       - ability to view account(s) on-line at www.vankampen.com

Q.   HOW DO THE FUNDS' FEES COMPARE?
A. The Convertible Securities Management fee is 50 basis points while the Harbor Fund's Management fee is currently 53 basis points. The Harbor Fund also has a distribution and/or service (12b-1) fee of 25 basis points. The Convertible Securities Fund has no such fee. For the fiscal year ended December 31, 1999, the Convertible Securities Fund had other expenses equaling 26 basis points while the Harbor Fund had other expense equaling 23 basis points.

Q.   WHO IS PAYING THE COST OF THE REORGANIZATION?
A. The Convertible Securities Fund generally will bear the cost of soliciting approval of the Reorganization by its shareholders and related costs of the Reorganization, including expenses, if any, incurred by the Harbor Fund because the Convertible Securities Fund shareholders are anticipated to be the primary beneficiaries of the Reorganization.


Q. WILL I HAVE TO PAY A SALES LOAD, OR OTHER TRANSACTION FEES IN CONNECTION WITH THIS MERGER?
A. No. You will not pay a sales load, commissions or transaction fees in connection with the reorganization.

Q.   HOW WILL THE REORGANIZATION AFFECT MY CONVERTIBLE SECURITIES ACCOUNT?


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A.   Assuming shareholders of the Convertible Securities Fund approve the reorganization, the assets and liabilities of the Convertible Securities Fund will be combined with those of the Harbor Fund. The value of your Convertible Securities Fund account will be exchanged for shares of the Harbor Fund Class A shares at NAV.

Q.   AT WHAT PRICE WILL MY CONVERTIBLE SECURITIES SHARES BE CONVERTED?
A. Convertible Securities Fund shares will be converted at their net asset value immediately prior to the Reorganization.

Q.   WILL THIS BE A TAXABLE EVENT?
A. It is our present expectation that the Reorganization should qualify as a "no gain or loss" transaction and should not be a taxable event to the shareholders, and we have no knowledge or information that would lead us to believe otherwise. It is a condition to the closing of the Reorganization that each Fund receives an opinion from the legal counsel to the Convertible Securities Fund regarding the characterization of the Reorganization as a "no gain or loss" transaction.

Q.   WILL I BE ABLE TO REDEEM OUT OF THE HARBOR FUND?
A. Assuming the reorganization is approved, redemptions can be processed after the reorganization is complete.

Q.   WHAT HAS BEEN THE PERFORMANCE OF THE HARBOR FUND?
A.   The Harbor Fund Class A performance is reflected as follows as of 6/12/00:

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     TIMEFRAME                    NAV                      OFFERING
     ---------------------------------------------------------------------------
     YTD                          1.96%                    -3.9%
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     1 Year                       40.8%                    32.73%
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     3 Year                       21.3%                    18.92%
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     5 Year                       19.04%                   17.64%
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     10 Year                      13.82%                   13.14%
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     Inception to Date            10.66%                   10.51%
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Q.   WILL YOU BE REORGANIZING ANY OTHER CLOSED-END FUNDS INTO OPEN-END FUNDS?
A. The Board reviews on a quarterly basis market discounts, if any, of the Van Kampen Closed-End Funds and whether steps may be taken to seek to reduce any such discounts.

Q. SINCE THE ANNOUNCEMENT OF THE PROPOSED MERGER, THE MARKET DISCOUNT HAS NARROWED ON SHARES OF THE CONVERTIBLE SECURITIES FUND. DO YOU EXPECT THE DISCOUNT TO INCREASE AND WHAT WAS IT BEFORE THE ANNOUNCEMENT?
A. The market discount as of June 30, 2000 was 4.56 %, and was 23.4% the day before the Reorganization was announced. We can not speculate on movements


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     in the market price since market forces dictate the price at which the shares may be purchased or sold.

Q.   WHAT REGULATORY APPROVALS ARE NEEDED?
A.   At this time, no regulatory approval is needed.

Q. HAVE YOU RECEIVED ANY INDICATION FROM DEEP DISCOUNT ADVISERS OR RON OLIN REGARDING THEIR RESPECTIVE VOTING PREFERENCES?
A. We have not received any indications of Deep Discount Advisers or Ron Olin's voting preferences.

Q. IS THERE A RECORD DATE FOR THE SPECIAL DIVIDEND TO BE DISTRIBUTED BY THE CONVERTIBLE SECURITIES FUND, AND DO YOU HAVE AN ESTIMATE OF THAT DIVIDEND?
A. We have yet to set the record date for the special dividend, if any, of the Convertible Securities Fund in connection with the reorganization. And, presently, we do not have an estimate of this dividend.